BONDS (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	Aug. 30, 2024	Oct. 16, 2023	Sep. 30, 2024	Sep. 30, 2023
Convertible interest	15.00%	10.00%	3.81%	2.70%
Maturity date		Oct. 15, 2024
Debt instrument, description		The bonds were convertible for common shares between November 30, 2023 and October 15, 2024 at a conversion price of ¥96 per common share.
Conversion price		¥ 96
Debt instrument, maturity date description	the convertible bond agreements were amended and the maturity on the convertible bonds was extended from October 15, 2024 to October 15, 2025, with the renewed interest rate of 15% per annum bearing from October 16, 2024.
Two Third Party Investors [Member]
Convertible bond agreements amount		¥ 299,997